Columbia Variable Portfolio – Disciplined Core Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.4%
Interactive Media & Services 10.3%
Alphabet, Inc., Class A	946,402	230,070,326
Meta Platforms, Inc., Class A	224,975	165,217,141
Total		395,287,467
Media 0.1%
Fox Corp., Class A	92,814	5,852,851
Total Communication Services		401,140,318
Consumer Discretionary 10.6%
Automobile Components 1.0%
Aptiv PLC(a)	453,383	39,090,682
Automobiles 1.2%
Tesla, Inc.(a)	101,219	45,014,114
Broadline Retail 3.4%
Amazon.com, Inc.(a)	598,983	131,518,697
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.	14,025	75,724,762
Expedia Group, Inc.	25,594	5,470,717
Total		81,195,479
Specialty Retail 0.2%
Lowe’s Companies, Inc.	30,100	7,564,431
Textiles, Apparel & Luxury Goods 2.7%
Ralph Lauren Corp.	182,916	57,355,141
Tapestry, Inc.	397,675	45,024,764
Total		102,379,905
Total Consumer Discretionary		406,763,308
Consumer Staples 4.6%
Beverages 0.5%
Molson Coors Beverage Co., Class B	467,131	21,137,678
Consumer Staples Distribution & Retail 0.7%
Target Corp.	282,462	25,336,842
Food Products 0.6%
ConAgra Foods, Inc.	1,263,217	23,129,503
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Colgate-Palmolive Co.	363,371	29,047,878
Kimberly-Clark Corp.	35,569	4,422,649
Total		33,470,527
Tobacco 1.9%
Altria Group, Inc.	1,120,798	74,039,916
Total Consumer Staples		177,114,466
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	507,459	78,803,308
Exxon Mobil Corp.	165,004	18,604,201
Valero Energy Corp.	136,428	23,228,231
Total		120,635,740
Total Energy		120,635,740
Financials 13.1%
Banks 2.9%
Citigroup, Inc.	796,008	80,794,812
JPMorgan Chase & Co.	102,611	32,366,588
Total		113,161,400
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	161,072	17,550,405
Blackrock, Inc.	46,329	54,013,591
CME Group, Inc.	228,207	61,659,250
Total		133,223,246
Consumer Finance 1.8%
Synchrony Financial	947,301	67,305,736
Financial Services 3.8%
Fiserv, Inc.(a)	381,493	49,185,892
Visa, Inc., Class A	288,292	98,417,123
Total		147,603,015
Insurance 1.1%
Allstate Corp. (The)	203,671	43,717,980
Total Financials		505,011,377

Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.6%
Biotechnology 1.9%
AbbVie, Inc.	119,691	27,713,254
Amgen, Inc.	44,569	12,577,372
Argenx SE, ADR(a)	5,187	3,825,724
BioMarin Pharmaceutical, Inc.(a)	79,111	4,284,652
Regeneron Pharmaceuticals, Inc.	15,778	8,871,496
Vertex Pharmaceuticals, Inc.(a)	44,326	17,359,834
Total		74,632,332
Health Care Equipment & Supplies 0.3%
Align Technology, Inc.(a)	30,407	3,807,564
Baxter International, Inc.	250,245	5,698,079
Total		9,505,643
Health Care Providers & Services 1.8%
CVS Health Corp.	310,531	23,410,932
McKesson Corp.	57,973	44,786,461
Total		68,197,393
Life Sciences Tools & Services 0.9%
Charles River Laboratories International, Inc.(a)	158,265	24,762,142
IQVIA Holdings, Inc.(a)	46,188	8,772,949
Total		33,535,091
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	1,495,741	67,457,919
Pfizer, Inc.	1,179,656	30,057,635
Viatris, Inc.	4,587,451	45,415,765
Total		142,931,319
Total Health Care		328,801,778
Industrials 8.2%
Aerospace & Defense 0.4%
General Dynamics Corp.	41,335	14,095,235
Building Products 2.1%
Johnson Controls International PLC	601,824	66,170,549
Masco Corp.	98,394	6,925,954
Trane Technologies PLC	21,051	8,882,680
Total		81,979,183
Ground Transportation 0.4%
Uber Technologies, Inc.(a)	160,753	15,748,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.9%
Pentair PLC	564,531	62,527,453
Snap-On, Inc.	145,252	50,334,176
Total		112,861,629
Passenger Airlines 0.9%
Delta Air Lines, Inc.	239,018	13,564,272
United Airlines Holdings, Inc.(a)	203,947	19,680,885
Total		33,245,157
Professional Services 1.5%
Automatic Data Processing, Inc.	200,840	58,946,540
Total Industrials		316,876,715
Information Technology 34.0%
Communications Equipment 3.0%
Arista Networks, Inc.(a)	472,322	68,822,038
Cisco Systems, Inc.	333,973	22,850,433
F5, Inc.(a)	68,731	22,213,172
Total		113,885,643
IT Services 0.4%
VeriSign, Inc.	57,681	16,125,877
Semiconductors & Semiconductor Equipment 12.7%
Broadcom, Inc.	133,510	44,046,284
NVIDIA Corp.	1,967,802	367,152,497
Qorvo, Inc.(a)	60,016	5,466,257
QUALCOMM, Inc.	434,613	72,302,219
Total		488,967,257
Software 11.3%
Adobe, Inc.(a)	204,128	72,006,152
Fortinet, Inc.(a)	140,377	11,802,898
Microsoft Corp.	399,429	206,884,251
Palantir Technologies, Inc., Class A(a)	170,320	31,069,774
Palo Alto Networks, Inc.(a)	176,446	35,927,935
Salesforce, Inc.	283,208	67,120,296
ServiceNow, Inc.(a)	13,061	12,019,777
Total		436,831,083
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.(b)	927,207	236,094,719
NetApp, Inc.	148,435	17,583,610
Total		253,678,329
Total Information Technology		1,309,488,189
Materials 2.0%
Chemicals 1.3%
CF Industries Holdings, Inc.	571,940	51,303,018
Metals & Mining 0.7%
Newmont Corp.	309,174	26,066,460
Total Materials		77,369,478
Real Estate 1.6%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	329,987	5,616,379
Specialized REITs 1.5%
American Tower Corp.	146,282	28,132,954
Equinix, Inc.	17,645	13,820,270
SBA Communications Corp.	74,159	14,338,642
Total		56,291,866
Total Real Estate		61,908,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.0%
Edison International	354,574	19,600,851
Exelon Corp.	522,991	23,539,825
PG&E Corp.	2,217,987	33,447,244
Total		76,587,920
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	1,255,116	16,517,326
Total Utilities		93,105,246
Total Common Stocks (Cost $2,710,505,190)		3,798,214,860

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(c),(d)	56,396,474	56,379,555
Total Money Market Funds (Cost $56,368,524)		56,379,555
Total Investments in Securities (Cost: $2,766,873,714)		3,854,594,415
Other Assets & Liabilities, Net		(4,322,955)
Net Assets		3,850,271,460
At September 30, 2025, securities and/or cash totaling $10,376,427 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	207	12/2025	USD	69,746,063	400,632	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.

Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	62,747,284	338,081,972	(344,460,732)	11,031	56,379,555	(4,625)	1,564,550	56,396,474
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7004_12_D01_(11/25)